united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares					Value
		COMMON STOCK - 11.5%
		BANKS - 0.4%
400		SVB Financial Group *			$124,332

		BEVERAGES - 0.4%
1,600		MGP Ingredients, Inc.			126,368

		BIOTECHNOLOGY - 0.4%
8,500		Five Prime Therapeutics, Inc. *			118,320

		COMMERIAL SERVICES - 0.4%
2,800		Macquire Infrastructure Corp.			129,164

		COMPUTERS - 0.4%
3,600		Vocera Communications, Inc. *			131,688

		COSMETIC/PERSONAL CARE - 0.8%
1,800		Colgate-Palmolive Co.			120,510
1,600		Procter & Gamble Co.			133,168
					253,678
		DIVERSIFIED FINANCIAL SERVICES - 0.4%
800		Visa, Inc.			120,072

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
900		Acuity Brands, Inc.			141,480

		HEALTHCARE PRODUCTS - 0.4%
2,300		Globus Medical, Inc. *			130,548

		HEALTHCARE SERVICES - 0.4%
2,700		Envision Healthcare Corp. *			123,471

		HOUSEWARES - 0.4%
5,500		Newell Brands, Inc.			111,650

		INTERNET - 0.9%
500		Palo Alto Networks, Inc. *			112,630
15,100		Pandora Media, Inc. *			143,601
					256,231
		LEISURE TIME - 0.4%
2,800		Harley-Davidson, Inc.			126,840

		MISCELLANEOUS MANUFACTURING - 0.4%
600		3M Co.			126,426

		OIL & GAS - 0.8%
8,700		Trecora Resources *			121,800
3,100		Viper Energy Partners LP *			130,510
					252,310
		PHARMACEUTICALS - 1.5%
2,000		Bristol-Myers Squibb Co.			124,160
11,700		Endo International plc *			196,911
1,100		PRA Health Sciences, Inc. *			121,209
					442,280
		REITS - 0.4%
9,500		Whitestone REIT			131,860

		RETAIL - 0.4%
1,300		Dollar Tree, Inc. *			106,015

		SEMICONDUCTORS - 0.5%
2,100		QUALCOMM, Inc.			151,263

		SOFTWARE - 1.3%
500		Adobe, Inc. *			134,975
1,100		Fidelity National Information Services, Inc.			119,977
2,000		RealPage, Inc. *			131,800
					386,752

		TOTAL COMMON STOCK - (Cost- $3,290,985)			3,490,748

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares					Value
		EXCHANGE TRADED FUNDS - 18.7%
		DEBT FUNDS - 18.7%
10,000		First Trust High Yield Long/Short ETF			$477,900
3,200		High Yield ETF			117,280
20,000		Invesco BulletShares 2019 High Yield Corporate Bond ETF			485,400
18,000		Invesco BulletShares 2020 High Yield Corporate Bond ETF			437,845
10,000		Invesco BulletShares 2021 High Yield Corporate Bond ETF			247,700
10,000		iShares 0-5 Year High Yield Corporate Bond ETF			470,800
15,000		iShares Edge MSCI Min Vol USA ETF			855,600
15,000		iShares iBoxx $ High Yield Corporate Bond ETF			1,296,600
3,000		iShares Interest Rate Hedged High Yield Bond ETF			277,152
5,000		PIMCO 0-5 Year High Yield Corporate Bond Index Exchange Traded Fund			503,150
18,000		SPDR Bloomberg Barclays Short Term High Yield Bond ETF			496,620
		TOTAL EXCHANGE TRADED FUNDS (Cost - $5,656,793)			5,666,047

		OPEN ENDED MUTUAL FUNDS - 61.4%
		DEBT FUNDS - 61.4%
1,108,748		AlphaCentric Income Opportunities Fund - Class I			13,770,644
242,954		Braddock Multi-Strategy Income Fund - Institutional Class Shares			2,507,289
322,026		JPMorgan High Yield Fund - Class I			2,341,128
		TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $18,560,450)			18,619,061

		SHORT-TERM INVESTMENTS - 6.9%
		MONEY MARKET FUNDS - 6.9%
1,038,971		Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.95% (a)			1,038,971
1,038,970		First American Government Obligations Fund - Class Z 1.94% (a)			1,038,970
		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,077,941)			2,077,941

		TOTAL INVESTMENTS - 98.5% (Cost - $29,586,169)			$29,853,797
		OTHER ASSETS LESS LIABILITIES - 1.5%			480,812
		NET ASSETS - 100.0%			$30,334,609

	*	Non-income producing security.
		ETF - Exchange Traded Fund
		LP - Limited Partner
		PLC - Public Limited Company
	(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS

Number of Contracts					Net Unrealized Appreciation/ (Depreciation) (1)
		Name	Expiration	Notional Value at September 30, 2018
12		DJIA MINI e-CBOT Index	December-18	$1,588,560	$17,520
18		E-Mini Russell 2000 Index	December-18	1,530,720	(25,200)
10		NASDAQ 100 E-Mini Index	December-18	1,531,050	16,340
31		S&P500 EMINI FUT Index	December-18	4,524,450	(3,770)
8		S&P Mid 400 EMINI Index	December-18	1,620,160	(23,000)
					(18,110)

		(1) Amount subject to equity risk exposure.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investmentss, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.
OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$3,490,748	$-	$-	$3,490,748
Exchange Traded Funds	5,666,047	-	-	5,666,047
Open Ended Mutual Funds	18,619,061	-	-	18,619,061
Short-Term Investments	2,077,941	-	-	2,077,941
Total Investments	$29,853,797	$-	$-	$29,853,797
Derivatives
Futures	33,860	-	-	33,860
Total Assets	$29,887,657	$-	$-	$29,887,657

Liabilities *
Derivatives:	-	-	-	-
Futures	$(51,970)	$-	$-	$(51,970)
Total Liabilities	$(51,970)	$-	$-	$(51,970)

* Refer to the Portfolio of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The derivative instruments as of September 30, 2018 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the portfolio.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$29,586,617	$333,338	$66,158	$267,180

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/28/18

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/28/18